Derivative Financial Instruments - Credit Derivatives Sold (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit default swaps
Credit derivatives sold disclosures
Notional amount	$ 270.0	$ 150.0
Fair value	2.6	2.6
Maximum future payments	$ 270.0	$ 150.0
Weighted average expected life	3 years 1 month 6 days	3 years 1 month 6 days
Single name credit default swaps | Corporate debt securities | A
Credit derivatives sold disclosures
Notional amount	$ 40.0	$ 20.0
Fair value	0.4	0.4
Maximum future payments	$ 40.0	$ 20.0
Weighted average expected life	2 years 6 months	3 years 6 months
Single name credit default swaps | Corporate debt securities | BBB
Credit derivatives sold disclosures
Notional amount	$ 190.0	$ 110.0
Fair value	2.2	1.7
Maximum future payments	$ 190.0	$ 110.0
Weighted average expected life	3 years 1 month 6 days	3 years
Single name credit default swaps | Corporate debt securities | BB
Credit derivatives sold disclosures
Notional amount	$ 20.0
Fair value	(0.2)
Maximum future payments	$ 20.0
Weighted average expected life	4 years 6 months
Single name credit default swaps | Sovereign | A
Credit derivatives sold disclosures
Notional amount	$ 20.0	$ 20.0
Fair value	0.2	0.5
Maximum future payments	$ 20.0	$ 20.0
Weighted average expected life	2 years 6 months	3 years 6 months